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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

ING GLOBAL EQUITY DIVIDEND AND PREMIUM
OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Australia: 0.7%
634,194		Westfield Group	$6,960,929	0.7

		Canada: 5.1%
408,314		Barrick Gold Corp.	8,577,843	0.9
120,700		Canadian Imperial Bank of Commerce	9,121,625	0.9
152,000		Cenovus Energy, Inc.	4,550,837	0.5
13,000		Fairfax Financial Holdings Ltd.	5,249,530	0.6
400,592		Shaw Communications, Inc. — Class B	8,929,521	0.9
163,772		Thomson Reuters Corp.	5,449,852	0.6
155,368		TransCanada Corp.	7,127,371	0.7
			49,006,579	5.1

		China: 1.4%
1,454,000		BOC Hong Kong Holdings Ltd.	4,833,200	0.5
178,004		China Mobile Ltd. ADR	9,220,607	0.9
			14,053,807	1.4

		France: 7.3%
157,563		Alstom	5,930,228	0.6
175,115		BNP Paribas	10,247,650	1.1
192,510		Capgemini S.A.	9,376,142	1.0
230,418		Cie de Saint-Gobain	10,007,387	1.0
201,669		Eutelsat Communications	6,260,051	0.6
515,206		Gaz de France	10,507,200	1.1
101,483		Sanofi	10,820,937	1.1
157,798		Vinci S.A.	8,092,636	0.8
			71,242,231	7.3

		Germany: 5.7%
353,750		Aixtron AG	6,275,495	0.6
99,750		Bayer AG	10,660,006	1.1
168,553		DaimlerChrysler AG	10,705,471	1.1
898,321		Deutsche Telekom AG	10,230,415	1.1
234,635		Metro AG	7,955,238	0.8
52,787		Muenchener Rueckversicherungs AG	9,846,078	1.0
			55,672,703	5.7

		Hong Kong: 0.5%
727,000		Cheung Kong Infrastructure Holdings Ltd.	5,039,480	0.5

		Italy: 1.9%
304,000		Assicurazioni Generali S.p.A.	5,656,268	0.6
322,000		ENI S.p.A.	7,322,758	0.8
1,056,000		Snam Rete Gas S.p.A.	5,007,960	0.5
			17,986,986	1.9

		Japan: 7.7%
179,800		Astellas Pharma, Inc.	9,181,700	1.0
142,000		Canon, Inc.	4,851,928	0.5
401,000		Hoya Corp.	8,053,068	0.8
616,200		Itochu Corp.	7,636,314	0.8
1,385,300		Mitsubishi UFJ Financial Group, Inc.	8,039,611	0.8
645,900		Mitsui & Co., Ltd.	8,089,176	0.8
893,200		Nissan Motor Co., Ltd.	9,645,609	1.0
140,000		Secom Co., Ltd.	7,059,986	0.7
131,300		Seven & I Holdings Co., Ltd.	4,459,874	0.5
206,300		Sumitomo Mitsui Financial Group, Inc.	8,144,678	0.8
			75,161,944	7.7

		Luxembourg: 1.3%
969,646		ArcelorMittal	12,253,618	1.3

		Netherlands: 3.1%
1,214,255		Aegon NV	8,284,613	0.8
131,300		Fugro NV	7,805,532	0.8
429,412		Royal Dutch Shell PLC	14,339,011	1.5
			30,429,156	3.1

		Singapore: 2.0%
3,062,000		Singapore Telecommunications Ltd.	9,057,294	0.9
607,000		United Overseas Bank Ltd.	10,252,270	1.1
			19,309,564	2.0

		Sweden: 1.7%
593,146		Telefonaktiebolaget LM Ericsson	6,967,604	0.7
629,081		Volvo AB — B Shares	9,180,289	1.0
			16,147,893	1.7

		Switzerland: 4.5%
328,380		Credit Suisse Group	9,705,701	1.0
207,951		Novartis AG	14,895,954	1.5
38,907		Roche Holding AG —Genusschein	9,646,467	1.0
34,717		Zurich Insurance Group AG	9,181,491	1.0
			43,429,613	4.5

		Taiwan: 1.1%
552,358		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,307,000	1.1

		United Kingdom: 9.9%
109,081		AstraZeneca PLC	5,581,085	0.6
1,595,000		Barclays PLC	7,640,323	0.8
1,422,311		BP PLC	10,165,624	1.0
1,185,427		BT Group PLC	5,394,391	0.5
156,800	@	Ensco PLC	9,434,656	1.0
886,216		HSBC Holdings PLC	9,722,779	1.0
269,693		Imperial Tobacco Group PLC	9,677,938	1.0
1,310,900		J Sainsbury PLC	7,437,212	0.8
385,736		Land Securities Group PLC	5,441,088	0.6
572,512		Prudential PLC	9,630,353	1.0
108,839		Reckitt Benckiser PLC	7,782,971	0.8
181,000		Rio Tinto PLC	7,730,702	0.8
			95,639,122	9.9

ING GLOBAL EQUITY DIVIDEND AND PREMIUM
OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

		United States: 43.8%
216,558		AbbVie, Inc.	$9,244,861	0.9
84,450		Amgen, Inc.	8,489,758	0.9
21,000		Apple, Inc.	9,443,280	1.0
76,300		Boeing Co.	7,555,226	0.8
237,093		Bristol-Myers Squibb Co.	10,908,649	1.1
104,000		Caterpillar, Inc.	8,923,200	0.9
139,900		CenturyTel, Inc.	4,777,585	0.5
81,900		Chevron Corp.	10,053,225	1.0
232,000		Cisco Systems, Inc.	5,586,560	0.6
168,250		Coach, Inc.	9,802,245	1.0
188,000		Coca-Cola Co.	7,518,120	0.8
296,350		Dow Chemical Co.	10,212,221	1.0
255,100		Eli Lilly & Co.	13,561,116	1.4
161,700		ExxonMobil Corp.	14,628,999	1.5
757,700		First Niagara Financial Group, Inc.	7,402,729	0.8
436,312		Freeport-McMoRan Copper & Gold, Inc.	13,547,488	1.4
621,752		General Electric Co.	14,499,257	1.5
328,430		Hewlett-Packard Co.	8,020,261	0.8
232,000		Intel Corp.	5,632,960	0.6
193,751		JPMorgan Chase & Co.	10,576,867	1.1
133,090		KLA-Tencor Corp.	7,491,636	0.8
119,000		Lorillard, Inc.	5,050,360	0.5
123,150		Lowe’s Cos., Inc.	5,185,846	0.5
173,900		Macy’s, Inc.	8,406,326	0.9
99,000		McDonald’s Corp.	9,560,430	1.0
348,750		Metlife, Inc.	15,418,237	1.6
438,700		Microsoft Corp.	15,301,856	1.6
152,100		Molson Coors Brewing Co.	7,515,261	0.8
174,200		Northeast Utilities	7,258,914	0.7
162,550		Occidental Petroleum Corp.	14,965,978	1.5
353,758		Pfizer, Inc.	9,632,830	1.0
336,536		Pitney Bowes, Inc.	4,940,348	0.5
151,100		PNC Financial Services Group, Inc.	10,824,804	1.1
313,337		PPL Corp.	9,306,109	1.0
94,100		Procter & Gamble Co.	7,223,116	0.7
223,000		Public Service Enterprise Group, Inc.	7,367,920	0.8
221,300		Sealed Air Corp.	5,315,626	0.5
329,468		Spectra Energy Corp.	10,071,837	1.0
232,752		St. Jude Medical, Inc.	10,061,869	1.0
362,000		Staples, Inc.	5,430,000	0.6
112,914		TAL International Group, Inc.	4,771,746	0.5
106,600		Time Warner Cable, Inc.	10,181,366	1.0
309,027	@	Tyco International Ltd.	10,448,203	1.1
243,087		UGI Corp.	9,283,493	1.0
53,492		United Technologies Corp.	5,076,391	0.5
45,400		VF Corp.	8,347,244	0.9
265,200		Wells Fargo & Co.	10,753,860	1.1
			425,576,213	43.8
		Total Common Stock
		(Cost $847,877,414)	948,216,838	97.7

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
20,000,000	@	Put EUR/USD, Strike @ 1.238, Exp. 08/20/13 Counterparty: JPMorgan Chase & Co.	70,843	0.0
21,000,000	@	Put EUR/USD, Strike @ 1.253, Exp. 07/22/13 Counterparty: Citigroup, Inc.	67,212	0.0
13,000,000	@	Put EUR/USD, Strike @ 1.242, Exp. 06/20/13 Counterparty: Deutsche Bank AG	3,924	0.0
28,000,000	@	Put GBP/USD, Strike @ 1.464, Exp. 06/20/13 Counterparty: JPMorgan Chase & Co.	13,011	0.0
35,000,000	@	Put GBP/USD, Strike @ 1.473, Exp. 07/22/13 Counterparty: Citigroup, Inc.	122,031	0.0
38,000,000	@	Put GBP/USD, Strike @ 1.458, Exp. 08/20/13 Counterparty: JPMorgan Chase & Co.	158,741	0.0
18,000,000	@	Put JPY/USD, Strike @ 100.170, Exp. 06/20/13 Counterparty: Citigroup, Inc.	282,423	0.1
13,000,000	@	Put JPY/USD, Strike @ 105.260, Exp. 07/22/13 Counterparty: JPMorgan Chase & Co.	67,965	0.0
10,000,000	@	Put JPY/USD, Strike @ 108.060, Exp. 08/20/13 Counterparty: Deutsche Bank AG	44,486	0.0
			830,636	0.1
		Total Purchased Options
		(Cost $1,144,540)	830,636	0.1
		Total Investments in Securities
		(Cost $849,021,954)	$949,047,474	97.8
		Assets in Excess of Other Liabilities	21,658,334	2.2
		Net Assets	$970,705,808	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $849,076,254.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$130,013,722
Gross Unrealized Depreciation	(30,042,502)
Net Unrealized Appreciation	$99,971,220

ING GLOBAL EQUITY DIVIDEND AND PREMIUM
OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	20.0%
Health Care	12.6
Industrials	12.0
Energy	11.3
Consumer Discretionary	10.1
Information Technology	10.1
Consumer Staples	6.7
Materials	5.9
Utilities	5.1
Telecommunication Services	3.9
Options on Currencies	0.1
Assets in Excess of Other Liabilities	2.2
Net Assets	100.0%

Fair Value Measurments

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$6,960,929	$—	$6,960,929
Canada	49,006,579	—	—	49,006,579
China	9,220,607	4,833,200	—	14,053,807
France	—	71,242,231	—	71,242,231
Germany	—	55,672,703	—	55,672,703
Hong Kong	—	5,039,480	—	5,039,480
Italy	—	17,986,986	—	17,986,986
Japan	—	75,161,944	—	75,161,944
Luxembourg	—	12,253,618	—	12,253,618
Netherlands	—	30,429,156	—	30,429,156
Singapore	—	19,309,564	—	19,309,564
Sweden	—	16,147,893	—	16,147,893
Switzerland	—	43,429,613	—	43,429,613
Taiwan	10,307,000	—	—	10,307,000
United Kingdom	9,434,656	86,204,466	—	95,639,122
United States	425,576,213	—	—	425,576,213
Total Common Stock	503,545,055	444,671,783	—	948,216,838
Purchased Options	—	830,636	—	830,636
Total Investments, at fair value	$503,545,055	$445,502,419	$—	$949,047,474
Other Financial Instruments+
Futures	57,571	—	—	57,571
Total Assets	$503,602,626	$445,502,419	$—	$949,105,045
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(19,711,014)	$—	$(19,711,014)
Futures	(1,397,672)	—	—	(1,397,672)
Total Liabilities	$(1,397,672)	$(19,711,014)	$—	$(21,108,686)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING GLOBAL EQUITY DIVIDEND AND PREMIUM
OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited) (Continued)

ING Global Equity Dividend and Premium Opportunity Fund Open Futures Contracts on May 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	322	06/21/13	$32,160,860	$(865,943)
NIKKEI 225 (SGX)	191	06/13/13	13,014,733	(294,336)
			$45,175,593	$(1,160,279)
Short Contracts
Euro STOXX 50®	(226)	06/21/13	(8,148,431)	57,571
S&P 500 E-Mini	(189)	06/21/13	(15,394,050)	(237,393)
			$(23,542,481)	$(179,822)

ING Global Equity Dividend and Premium Opportunity Fund Written OTC Options on May 31, 2013:

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
6,300	Deutsche Bank AG	Call on Euro Stoxx 50® Index	2,803.680 EUR	07/05/13	$491,369	$(310,596)
6,700	Goldman Sachs & Co.	Call on Euro Stoxx 50® Index	2,526.760 EUR	06/07/13	627,512	(2,093,773)
6,300	Royal Bank of Scotland Group PLC	Call on Euro Stoxx 50® Index	2,686.490 EUR	06/21/13	567,589	(789,893)
4,200	Deutsche Bank AG	Call on FTSE 100 Index	6,675.000 GBP	07/05/13	671,762	(395,452)
4,200	JPMorgan Chase & Co.	Call on FTSE 100 Index	6,226.870 GBP	06/07/13	749,915	(2,248,050)
4,200	JPMorgan Chase & Co.	Call on FTSE 100 Index	6,428.600 GBP	06/21/13	697,847	(1,160,328)
102,800	Barclays Bank PLC	Call on Nikkei 225 Index	13,736.085 JPY	06/21/13	456,808	(502,812)
100,000	BNP Paribas Bank	Call on Nikkei 225 Index	15,233.592 JPY	07/05/13	508,690	(131,351)
119,800	Citigroup, Inc.	Call on Nikkei 225 Index	13,490.350 JPY	06/07/13	534,431	(548,117)
73,000	Citigroup, Inc.	Call on S&P 500 Index	1,593.364 USD	06/21/13	2,034,101	(3,437,858)
70,400	Citigroup, Inc.	Call on S&P 500 Index	1,657.910 USD	07/05/13	1,955,008	(970,619)
72,000	JPMorgan Chase & Co.	Call on S&P 500 Index	1,542.811 USD	06/07/13	2,240,496	(6,319,516)
Options on Currencies
21,000,000	Citigroup, Inc.	Call EUR/USD	1.341 USD	07/22/13	116,340	(59,277)
13,000,000	Deutsche Bank AG	Call EUR/USD	1.330 USD	06/20/13	81,900	(16,610)
20,000,000	JPMorgan Chase & Co.	Call EUR/USD	1.324 USD	08/20/13	110,000	(167,544)
35,000,000	Citigroup, Inc.	Call GBP/USD	1.559 USD	07/22/13	171,500	(100,958)
38,000,000	JPMorgan Chase & Co.	Call GBP/USD	1.551 USD	08/20/13	209,000	(243,646)
28,000,000	JPMorgan Chase & Co.	Call GBP/USD	1.554 USD	06/20/13	151,200	(26,109)
18,000,000	Citigroup, Inc.	Call JPY/USD	90.200 USD	06/20/13	126,000	(2,049)
10,000,000	Deutsche Bank AG	Call JPY/USD	97.980 USD	08/20/13	72,000	(145,897)
13,000,000	JPMorgan Chase & Co.	Call JPY/USD	94.220 USD	07/22/13	106,600	(40,559)
	Total Written OTC Options				$12,680,068	$(19,711,014)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of May 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Derivative Type	Fair Value
Assset Derivatives
Foreign exchange contracts	Purchased Options	$830,636
Equity contracts	Futures	57,571
Total Asset Derivatives		$888,207
Liability Derivatives
Equity contracts	Futures	$1,397,672
Equity contracts	Written options	18,908,365
Foreign exchange contracts	Written options	802,649
Total Liability Derivatives		$21,108,686

ING GLOBAL EQUITY DIVIDEND AND PREMIUM
OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral (received)/pledged, if any, at May 31, 2013(1):

Counterparty	Total Fair Value of OTC Derivative Instruments(2)	Collateral (Received)/Pledged	Net Exposure at May 31, 2013(3)
Barclays Bank PLC	$(502,812)	$—	$(502,812)
BNP Paribas Bank	(131,351)	—	(131,351)
Citigroup, Inc.	(4,647,212)	—	(4,647,212)
Deutsche Bank AG	(820,145)	—	(820,145)
Goldman Sachs & Co.	(2,093,773)	—	(2,093,773)
JPMorgan Chase & Co.	(11,235,293)	—	(11,235,293)
Royal Bank of Scotland Group PLC	(789,893)	—	(789,893)

(1)	Please refer to the table above for the gross fair values of all open OTC derivative instruments broken down by assets and liabilities at May 31, 2013.

(2)	Represents the net fair value of all open OTC derivative instruments with each respective broker(s).

(3)	Net exposure represents the fair value of the net receivable/(payable) that would be due from/(to) the counterparty in the event of default.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2013